Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Institutional Class
Trading Symbol	NCVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Net Assets	$ 176,630,788
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$176,630,788
Number of Holdings	36
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
Dentsply Sirona, Inc.	10.1%
Henkel AG & Co. KGaA	7.8%
Qiagen NV	7.5%
Estee Lauder Companies, Inc. - Class A	6.9%
United Utilities Group PLC	6.9%
Henry Schein, Inc.	5.6%
Werner Enterprises, Inc.	4.7%
Northern Trust Corp.	4.0%
Solventum Corp.	3.9%
Globe Life, Inc.	3.8%

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Investor Class
Trading Symbol	NCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Updated Performance Information Location [Text Block]	Visit https://nuanceinvestments.com/concentrated-value-fund/ for more recent performance information.
Net Assets	$ 176,630,788
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$176,630,788
Number of Holdings	36
Portfolio Turnover	54%

Holdings [Text Block]

Top Holdings	(%)
Dentsply Sirona, Inc.	10.1%
Henkel AG & Co. KGaA	7.8%
Qiagen NV	7.5%
Estee Lauder Companies, Inc. - Class A	6.9%
United Utilities Group PLC	6.9%
Henry Schein, Inc.	5.6%
Werner Enterprises, Inc.	4.7%
Northern Trust Corp.	4.0%
Solventum Corp.	3.9%
Globe Life, Inc.	3.8%

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/